Earnings per Share ("EPS") Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Amounts attributable to MCBC
Net income (loss) from continuing operations	$ 159.3	$ 79.2
Income (loss) from discontinued operations, net of tax	(0.5)	1.9
Net income (loss) attributable to Molson Coors Brewing Company	$ 158.8	$ 81.1
Weighted average shares for basic EPS (in shares)	203.6	185.8
Effect of dilutive securities:
Weighted average shares for diluted EPS (in shares)	204.8	186.9
Basic net income (loss) per share:
Continuing operations attributable to MCBC (in dollars per share)	$ 0.78	$ 0.43
Discontinued operations attributable to MCBC (in dollars per share)	0.00	0.01
Basic net income (loss) attributable to Molson Coors Brewing Company per share	0.78	0.44
Diluted net income (loss) per share:
Continuing operations attributable to MCBC (in dollars per share)	0.78	0.42
Discontinued operations attributable to MCBC (in dollars per share)	0.00	0.01
Diluted net income (loss) attributable to Molson Coors Brewing Company per share	0.78	0.43
Dividends declared per share (in dollars per share)	$ 0.41	$ 0.41
Stock Issued During Period, Shares, New Issues	29.9
RSU DSU PU PSU [Member]
Effect of dilutive securities:
Effect of dilutive securities of RSU's, DSU's, PU's, Options and SOSAR's	0.8	0.5
Options and Sosars [Member]
Effect of dilutive securities:
Effect of dilutive securities of RSU's, DSU's, PU's, Options and SOSAR's	0.4	0.6